UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (95.1%)(a)
		Shares	Value

Aerospace and defense (5.1%)

General Dynamics Corp.		28,710	$4,454,644

L-3 Communications Holdings, Inc.		44,901	6,767,928

Northrop Grumman Corp.		62,150	13,296,993

			24,519,565
Airlines (0.8%)

American Airlines Group, Inc.		106,850	3,911,779

			3,911,779
Auto components (1.7%)

Delphi Automotive PLC (United Kingdom)		50,590	3,608,079

Johnson Controls International PLC		102,027	4,747,316

			8,355,395
Automobiles (0.7%)

General Motors Co.		108,980	3,462,295

			3,462,295
Banks (9.0%)

Bank of America Corp.		529,540	8,287,301

Citigroup, Inc.		217,415	10,268,510

JPMorgan Chase & Co.		162,910	10,848,177

KeyCorp		175,230	2,132,549

Regions Financial Corp.		343,310	3,388,470

Wells Fargo & Co.		193,782	8,580,667

			43,505,674
Beverages (2.2%)

Coca-Cola European Partners PLC (United Kingdom)		43,050	1,717,695

Dr. Pepper Snapple Group, Inc.		50,760	4,634,896

PepsiCo, Inc.		39,710	4,319,257

			10,671,848
Capital markets (3.6%)

Charles Schwab Corp. (The)		174,630	5,513,069

Goldman Sachs Group, Inc. (The)		16,560	2,670,631

Invesco, Ltd.		57,160	1,787,393

KKR & Co. LP		211,570	3,016,988

State Street Corp.		62,980	4,385,297

			17,373,378
Chemicals (2.4%)

Air Products & Chemicals, Inc.		30,630	4,604,914

Dow Chemical Co. (The)		70,150	3,635,875

E.I. du Pont de Nemours & Co.		49,050	3,284,879

			11,525,668
Communications equipment (0.9%)

Cisco Systems, Inc.		136,460	4,328,511

			4,328,511
Consumer finance (0.7%)

Capital One Financial Corp.		44,930	3,227,322

Oportun Financial Corp. (acquired 6/23/15, cost $223,215) (Private)(F)(RES)(NON)		78,321	200,893

			3,428,215
Containers and packaging (1.3%)

Ball Corp.		40,370	3,308,322

Sealed Air Corp.		67,000	3,069,940

			6,378,262
Diversified financial services (0.8%)

Berkshire Hathaway, Inc. Class B(NON)		26,110	3,772,112

			3,772,112
Diversified telecommunication services (4.1%)

AT&T, Inc.		257,470	10,455,857

CenturyLink, Inc.(S)		55,890	1,533,063

Frontier Communications Corp.(S)		667,260	2,775,802

Verizon Communications, Inc.		98,520	5,121,070

			19,885,792
Electric utilities (3.9%)

American Electric Power Co., Inc.		43,930	2,820,745

Edison International		51,310	3,707,148

Exelon Corp.		93,930	3,126,930

NextEra Energy, Inc.		26,940	3,295,301

PG&E Corp.		46,450	2,841,347

PPL Corp.		86,988	3,007,175

			18,798,646
Energy equipment and services (0.5%)

Halliburton Co.		29,200	1,310,496

National Oilwell Varco, Inc.(S)		37,100	1,363,054

			2,673,550
Equity real estate investment trusts (REITs) (3.2%)

American Tower Corp.(R)		21,410	2,426,395

Boston Properties, Inc.(R)		30,170	4,111,869

Equity Lifestyle Properties, Inc.(R)		56,770	4,381,509

Federal Realty Investment Trust(R)(S)		14,550	2,239,682

Gaming and Leisure Properties, Inc.(R)		64,420	2,154,849

			15,314,304
Food and staples retail (1.3%)

CVS Health Corp.		70,070	6,235,529

			6,235,529
Food products (1.9%)

JM Smucker Co. (The)		32,555	4,412,505

Kraft Heinz Co. (The)		50,900	4,556,059

			8,968,564
Health-care equipment and supplies (2.4%)

Becton Dickinson and Co.		22,710	4,081,668

Danaher Corp.		42,780	3,353,524

Medtronic PLC		47,076	4,067,366

			11,502,558
Health-care providers and services (1.0%)

Cigna Corp.		38,560	5,025,139

			5,025,139
Hotels, restaurants, and leisure (0.8%)

Hilton Worldwide Holdings, Inc.		171,157	3,924,630

			3,924,630
Household durables (0.4%)

PulteGroup, Inc.		90,450	1,812,618

			1,812,618
Independent power and renewable electricity producers (0.7%)

Calpine Corp.(NON)		156,968	1,984,076

NRG Energy, Inc.		121,250	1,359,213

			3,343,289
Industrial conglomerates (1.9%)

General Electric Co.		122,720	3,634,966

Honeywell International, Inc.		49,770	5,802,684

			9,437,650
Insurance (4.1%)

American International Group, Inc.		100,570	5,967,824

Assured Guaranty, Ltd.		133,570	3,706,568

Chubb, Ltd.		28,750	3,612,438

Genworth Financial, Inc. Class A(NON)		297,500	1,475,600

Hartford Financial Services Group, Inc. (The)		81,560	3,492,399

Willis Towers Watson PLC		11,561	1,534,954

			19,789,783
Internet software and services (1.5%)

Alphabet, Inc. Class C(NON)		9,185	7,139,409

			7,139,409
IT Services (1.5%)

Computer Sciences Corp.		52,230	2,726,928

CSRA, Inc.		52,230	1,404,987

Fidelity National Information Services, Inc.		38,440	2,961,033

			7,092,948
Life sciences tools and services (0.8%)

Agilent Technologies, Inc.		83,080	3,912,237

			3,912,237
Machinery (0.2%)

Fortive Corp.		20,860	1,061,774

			1,061,774
Media (4.8%)

CBS Corp. Class B (non-voting shares)		52,530	2,875,492

Charter Communications, Inc. Class A(NON)		11,390	3,074,958

Comcast Corp. Class A		148,240	9,834,242

Liberty Global PLC Ser. C (United Kingdom)(NON)		64,310	2,124,802

Time Warner, Inc.		68,660	5,466,023

			23,375,517
Metals and mining (—%)

ArcelorMittal ADR (France)(NON)(S)		22,171	133,913

			133,913
Mortgage real estate investment trusts (REITs) (0.6%)

MFA Financial, Inc.(R)(S)		378,511	2,831,262

			2,831,262
Multi-utilities (0.2%)

Ameren Corp.		19,710	969,338

			969,338
Oil, gas, and consumable fuels (7.6%)

Anadarko Petroleum Corp.		64,699	4,099,329

Cheniere Energy, Inc.(NON)		32,700	1,425,720

EOG Resources, Inc.		45,510	4,401,272

Exxon Mobil Corp.		123,990	10,821,847

Marathon Oil Corp.		470,400	7,437,024

QEP Resources, Inc.		81,860	1,598,726

Total SA (France)		63,050	2,986,782

Total SA ADR (France)		10	477

Valero Energy Corp.		70,370	3,729,610

			36,500,787
Personal products (2.1%)

Coty, Inc. Class A(S)		237,554	5,582,519

Edgewell Personal Care Co.(NON)		54,900	4,365,648

			9,948,167
Pharmaceuticals (8.0%)

AstraZeneca PLC ADR (United Kingdom)		172,630	5,672,622

Eli Lilly & Co.		154,780	12,422,643

Johnson & Johnson		92,590	10,937,657

Merck & Co., Inc.		85,980	5,366,012

Pfizer, Inc.		118,739	4,021,690

			38,420,624
Road and rail (0.9%)

Union Pacific Corp.		44,470	4,337,159

			4,337,159
Semiconductors and semiconductor equipment (3.7%)

Intel Corp.		153,710	5,802,553

NXP Semiconductor NV(NON)		47,070	4,801,611

QUALCOMM, Inc.		45,070	3,087,295

Texas Instruments, Inc.		62,340	4,375,021

			18,066,480
Software (3.3%)

Dell Technologies, Inc. - VMware, Inc. Class V(NON)		17,640	843,192

Microsoft Corp.		232,040	13,365,496

Symantec Corp.		63,140	1,584,814

			15,793,502
Specialty retail (0.6%)

Gap, Inc. (The)(S)		126,380	2,810,691

			2,810,691
Technology hardware, storage, and peripherals (1.3%)

Apple, Inc.		56,140	6,346,627

			6,346,627
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.		209,392	2,837,262

			2,837,262
Tobacco (1.4%)

Philip Morris International, Inc.		71,230	6,924,981

			6,924,981
Wireless telecommunication services (0.6%)

Vodafone Group PLC ADR (United Kingdom)		102,107	2,976,419

			2,976,419

Total common stocks (cost $363,724,005)			$459,423,851

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
		Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		67,083	$2,203,261

Allergan PLC Ser. A, 5.50% cv. pfd.		1,090	895,577

American Tower Corp. $5.50 cv. pfd.(R)		10,225	1,120,916

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		5,089	426,204

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.		23,720	3,061,540

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $610) (Private)(F)(RES)(NON)		214	549

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $11,658) (Private)(F)(RES)(NON)		3,701	10,492

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $27,379) (Private)(F)(RES)(NON)		5,379	24,641

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,712) (Private)(F)(RES)(NON)		7,802	35,741

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $22,267) (Private)(F)(RES)(NON)		4,056	20,041

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $67,223) (Private)(F)(RES)(NON)		8,753	60,501

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $188,556) (Private)(F)(RES)(NON)		66,160	169,700

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $238,428) (Private)(F)(RES)(NON)		83,659	214,585

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15,cost $732,871) (Private)(F)(RES)(NON)		257,360	659,503

Total convertible preferred stocks (cost $9,676,164)			$8,903,251

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

MGIC Investment Corp. cv. sr. unsec. notes 5.00%, 5/1/17		$1,768,000	$1,801,150

Total convertible bonds and notes (cost $1,782,592)			$1,801,150

SHORT-TERM INVESTMENTS (6.0%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)	Shares	16,263,875	$16,263,875

Putnam Short Term Investment Fund 0.51%(AFF)	Shares	12,604,526	12,604,526

Total short-term investments (cost $28,868,401)			$28,868,401

TOTAL INVESTMENTS

Total investments (cost $404,051,162)(b)			$498,996,653

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $482,920,731.
(b)	The aggregate identified cost on a tax basis is $405,019,303, resulting in gross unrealized appreciation and depreciation of $118,426,631 and $24,449,281, respectively, or net unrealized appreciation of $93,977,350.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,396,646, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$10,137,525	$133,997,030	$127,870,680	$204,870	$16,263,875
	Putnam Short Term Investment Fund**	12,519,428	57,966,929	57,881,831	32,421	12,604,526
	Totals	$22,656,953	$191,963,959	$185,752,511	$237,291	$28,868,401
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $16,263,875, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $15,827,877.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$43,741,146	$—	$—
Consumer staples	42,749,089	—	—
Energy	39,174,337	—	—
Financials	93,336,793	—	200,893
Health care	58,860,558	—	—
Industrials	43,267,927	—	—
Information technology	58,767,477	—	—
Materials	18,037,843	—	—
Real estate	15,314,304	—	—
Telecommunication services	22,862,211	—	—
Utilities	23,111,273	—	—
Total common stocks	459,222,958	—	200,893
Convertible bonds and notes	—	1,801,150	—
Convertible preferred stocks	—	7,707,498	1,195,753
Short-term investments	12,604,526	16,263,875	—

Totals by level	$471,827,484	$25,772,523	$1,396,646

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016